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For Internal Use Only
Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC Mail Processing Section
JUL 05 2016
Washington DC
412

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   The NASDAQ Stock Market LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   MSCI EAFE ESG Select Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   ESGD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   ASX, Dublin, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Hong Kong, London, Madrid, Milan, NASDAQ, New Zealand, OMX Nordic Copenhagen, OMX Nordic Helsinki, OMX Nordic Stockholm, Oslo, Singapore, SIX Swiss, Tel Aviv, Tokyo, Vienna, Xetra
8. Settlement Methodology of New Derivatives Product:
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

16018931

RECEIVED 2016 JUL -5 AM 11:10 SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
William Slattery

Title:
Vice President

Telephone Number:
1-301-978-8088

Manual Signature of Official Responsible for Form:
William Slattery

Date: **June 30, 2016**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 05 2016